ADVANCES FOR FUTURE CAPITAL INCREASE - (Tables)	12 Months Ended
Dec. 31, 2018
ADVANCES FOR FUTURE CAPITAL INCREASE
Schedule of projects earmarked towards advances received on future capital increase

	12/31/2018	12/31/2017
Government Contributions for Future Capital
Increase	3,580,852	3,364,553
Acquisition of equity interest CEEE / CGTEE	262,210	246,371
HPP Xingó	12,437	11,686
Federal Fund for Electrification - Law No. 5,073/66	11,540	10,843
Banabuí - Fortaleza transmission line	4,426	4,159
Transmission line in the State of Bahia	1,947	1,829
	3,873,412	3,639,441